TAXATION	12 Months Ended
Dec. 31, 2023
TAXATION
TAXATION

28.  TAXATION

a.    Prepaid income taxes

	2022	2023
The Company - Corporate income tax	19	271
Subsidiaries - Corporate income tax	581	699
Total	600	970
Current portion	(332)	(3)
Non-current portion (Note 14)	268	967

b.    Prepaid other taxes

The breakdown of prepaid other taxes is as follows:

	2022	2023
The Company:
VAT	155	164
Article 21 - Individual income tax	3	2
Article 22 - Withholding tax on goods delivery and imports	1	0
Article 23 - Withholding tax on service delivery	97	238
Subsidiaries:
VAT	1,561	2,145
Article 4(2) - Final tax	24	1
Article 23 - Withholding tax on service delivery	24	14
Total	1,865	2,564
Current portion	(1,512)	(1,925)
Non-current portion (Note 14)	353	639

c.    Current income tax liabilities

The breakdown of current income tax liabilities is as follows:

	2022	2023
The Company:
Article 25 - Installment of corporate income tax	190	122
Article 29 - Corporate income tax	575	—
Subsidiaries:
Article 25 - Installment of corporate income tax	260	539
Article 29 - Corporate income tax	1,782	1,672
Total	2,807	2,333

d.    Other tax liabilities

The breakdown of other tax liabilities is as follows:

	2022	2023
The Company:
Income taxes
Article 4(2) - Final tax	50	33
Article 21 - Individual income tax	79	102
Article 22 - Withholding tax on goods delivery and imports	7	2
Article 23 - Withholding tax on services	48	24
Article 26 - Withholding tax on non-resident income	5	0
VAT	244	170
VAT - Tax collector	286	163
Sub-total	719	494

Subsidiaries:
Income taxes
Article 4(2) - Final tax	287	317
Article 21 - Individual income tax	206	182
Article 22 - Withholding tax on goods delivery and imports	5	9
Article 23 - Withholding tax on services	68	152
Article 26 - Withholding tax on non-resident income	262	10
VAT	493	399
VAT - Tax collector	525	629
Sub-total	1,846	1,698
Total	2,565	2,192

e.    The components of consolidated income tax expense (benefit) are as follows:

	2021	2022	2023
Current
The Company	2,236	2,134	1,271
Subsidiaries	7,320	7,125	7,525
Sub-total	9,556	9,259	8,796
Deferred
The Company	(614)	(102)	504
Subsidiaries	698	(447)	(513)
Sub-total	84	(549)	(9)
Net income tax expense	9,640	8,710	8,787

f.    Reconciliation of income tax expense

The details of the net income tax expense for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021	2022	2023
Estimated taxable income of the Company	11,593	11,039	6,340
Corporate Income Tax:
Current corporate income tax expense:
The Company	2,202	2,098	1,205
Subsidiaries	7,318	7,125	7,524
Current income tax expense of previous year:
Final tax expense
The Company	34	36	66
Subsidiaries	2	—	1
Total income tax expense - current	9,556	9,259	8,796

Income tax expense (benefit) - deferred effect of temporary differences at enacted maximum tax rates
The Company
Net periodic pension and other post-employment benefits costs	(134)	25	196
Contract Cost	(17)	(24)	(12)
Leases	(1)	(1)	0
Realization of accrual of expenses and inventory write-off (provision for inventory obsolescence)	—	(13)	(5)
Amortization of (addition to) deferred installation fee	(64)	(20)	(1)
Allowance for expected credit losses	(71)	10	54
Provision for employee benefits	(111)	96	(7)
Amortization of intangible assets, land rights and others	1	(1)	(6)
Depreciation and gain on disposal or sale of property and equipment	(217)	(174)	285
Net	(614)	(102)	504
Telkomsel
Fair value measurement of other financial instruments	549	(542)	(7)
Leases	(84)	58	200
Allowance for expected credit losses	103	35	(61)
Amortization of license	28	(6)	25
Provision for employee benefits	(128)	(33)	(168)
Contract liabilities	(9)	—	(217)
Contract cost	27	—	(5)
Other financial instruments	1	234	(41)
Depreciation and gain on disposal or sale of property and equipment	100	(178)	(122)
Net	587	(432)	(396)
Subsidiaries - other - net	111	(15)	(117)
Net income tax benefit - deferred	84	(549)	(9)
Income tax expense - net	9,640	8,710	8,787

The reconciliation between the income tax expense calculated by applying the applicable tax rate of 19% to the profit before income tax less income subject to final tax, and the net income tax expense as shown in the consolidated statements of profit or loss and other comprehensive income is as follows:

	2021	2022	2023
Profit before income tax consolidation	43,739	36,430	40,855
Less consolidated income subject to final tax - net	(2,378)	(5,807)	(11,010)
	41,361	30,623	29,845
Income tax expense calculated at the Company’s applicable statutory tax rate	7,859	5,818	5,671
Difference in applicable statutory tax rate for subsidiaries	1,067	699	626
Non-deductible expenses	(24)	1,994	2,183
Final income tax expense	36	36	67
Deferred tax adjustment	(230)	(508)	(203)
Unrecognized deferred tax	17	(61)	177
Others	915	732	266
Net income tax expense	9,640	8,710	8,787

In Law No. 7 of 1983 concerning Income Tax as amended several times, most recently by Law No. 6 of 2023 concerning Stipulation of Government Regulations in Lieu of Law no. 2 of 2022 concerning Job Creation becomes Law, Article 17 paragraph (1) letter b which stipulates that the tax rate applied to Taxable Income for domestic corporate taxpayers and permanent establishments is 22%, which comes into force in the 2022 fiscal year, and in article 17 paragraph (2b) stipulates that for corporate taxpayers in the form of a limited liability company with a total number of paid-up shares is traded on a stock exchange in Indonesia of at least 40% and meeting certain requirements can receive 3% tax rate lower than the expected rate.

The Company applied the tax rate of 19% for the years ended December 31, 2021, 2022 and 2023. The subsidiaries applied the tax rate of 22% for the years ended December 31, 2021, 2022 and 2023.

The Company has submitted its Annual Corporate Income Tax Return for the 2022 fiscal year on April 28, 2023, to the Tax Authority in accordance with the applicable tax regulations.

g.    Tax assessments

(i)   The Company

Income tax fiscal year 2015

On April 25, 2017, the Tax Authorities issued Tax Overpayment Assessment Letter (“SKPLB”) for corporate income tax amounting to Rp147 billion. The Company accepted tax audit decision amounting to Rp17 billion for corporate income tax, to transfer deductible temporary differences related to provision for incentives to fixed wireless (Flexi) subscribers’ migration amounting to Rp42 billion from Annual Corporate Income Tax Return fiscal year 2015 to Annual Corporate Income Tax Return  fiscal year 2016. The accepted portion was charged to the 2017 consolidated statements of profit or loss and other comprehensive income. On July 24, 2017, the Company filed Objection Letter to the Tax Authorities for corporate income tax amounting to Rp210.5 billion.

On July 18, 2018, the Tax Authorities issued Decision Letter on Company’s objections for SKPLB of corporate income tax, wherein the Tax Authorities has granted the several Company’s objection and additional amount of overpayment which should be received amounting to Rp76 billion. On October 10, 2018, the Company filed an appeal.

On July 8, 2020, the Company received appeal decision from the Tax Court regarding corporate income tax dispute for fiscal year 2015. The Tax Court partially approved the appeal filed by the Company. On September 9, 2020, the Company received tax refund of additional overpayment of corporate income tax amounting to Rp90.9 billion.

On October 26, 2020, the Company received notification letter from Tax Court that Tax Authorities filed a judicial review of corporate income tax dispute for fiscal year 2015. On December 2, 2020, the Company filed a contra memorandum for judicial review as the response of Tax Authorities judicial review.

The entire file of the Judicial Review Memorandum submitted by the Judicial Review Applicant (DGT) and the Judicial Review Counter Memorandum file sent by the Respondent (Telkom) have been forwarded by the Secretariat of the Tax Court to the Supreme Court on December 13, 2022, with a letter of introduction number PKMA-1594/XII/ PAN.Wk/2022.

On May 25, 2023, the Supreme Court issued Decision number 1365/B/PK/Pjk/2023 which rejected the DGT's request for review. Thus, all tax obligations for 2015 have permanent legal force through the Issuance of the Supreme Court Decision and have passed the tax determination expiration period as stipulated in the tax law.

Income Tax and VAT fiscal year 2019

On May 12, 2022, the Company received a notice of field audit for overpayment of domestic VAT for period January to December 2019. On November 30, 2022, the Company received VAT Collector ("WAPU") Underpayment Assessment Letter ("SKPKB") and Tax Collection Letter ("STP") for the period January to December 2019 amounting to Rp6.3 billion (including a fine of Rp3.1 billion) and domestic VAT SKPLB for January to December 2019 amounting to Rp60.8 billion. The Company agrees to accept the auditor's tax correction and has charged fines and audit corrections to the 2022 income statement. Thus, for the 2019 VAT tax type, the Company has received a decision that is final and has permanent legal force.

On April 12, 2023, the Company received a Field Audit Notification Letter to test compliance with tax obligations on Corporate Income Tax and Income Tax Withholding/Collection for the 2019 Fiscal Year. As of the issuance date of these financial statements, the tax audit process is still ongoing.

Income Tax and VAT fiscal year 2020

On September 1, 2022, the Company received a notice of field audit for overpayment of domestic VAT for period May 2020. On March 10, 2023, the Company received SKPKB and STP VAT for May 2020 WAPU in the amount of Rp0.6 billion (including a fine of Rp0.3 billion), Nil Tax Assessment Letter (“SKPN”) and Offshore VAT STP in the amount of Rp0.1 billion, and SKPLB VAT for May 2020 period amounting to Rp0.3 billion. The Company agreed to accept the auditor's tax correction and has charged fines and correctional sanctions to the 2023 income statement.

On March 13, 2023, the Company received a Field Audit Notification Letter for Overpayment of VAT Tax Return for January to April, July, September and November to December 2020. On April 6, 2023, the Company received a Field Audit Notification Letter regarding the overpayment of VAT Tax Return for June, August and October 2020. On June 20, 2023, the Company received Audit Notification Letter to test compliance with tax obligations regarding Corporate Income Tax, VAT and Income Tax Withholding/Collection for the 2020 Fiscal Year.

As of the issuance date of these financial statements, the Company has received Tax Assessment Letters and STP for the period of January, February, April and July 2020, consisting of Domestic VAT SKPLB amounting to Rp39.7 billion, VAT SKPKB and Offshore VAT STP amounting to Rp0.6 billion and SKPKB and STP VAT WAPU amounting to Rp0.6 billion. Meanwhile, the audit process for Corporate Income Tax and Withholding/Collection Tax is still ongoing.

Income tax and VAT fiscal year 2021

On June 20, 2023, the Company received a Tax Audit Notification Letter for Corporate Income Tax, VAT and Withholding Income Tax for the 2021 Fiscal Year. As of the issuance date of these financial statements, the audit process for all types of taxes is still ongoing.

(ii)   Telkomsel

Income tax and VAT fiscal year 2014

In May 2019, Telkomsel received tax underpayment assessment letters for the 2014 CIT, VAT and WHT in total amount of Rp151 billion (including penalty of Rp55 billion). Telkomsel partially accepted the portion of Rp16 billion and charged it as expense in 2019 consolidated statement of profit or loss. Telkomsel also paid a portion of Rp99 billion out of the remaining underpayment and recorded it as claim for tax refund. In August 2019, Telkomsel filed an objection to the Tax Authorities for full amount of Rp134 billion.

In July 2020, Telkomsel received an objection decision letter which accepted Telkomsel’s objection of Rp27 billion and rejected the remaining Rp107 billion. Telkomsel received the tax refund of Rp27 billion in August 2020.

In September 2020, Telkomsel filed an appeal to the Tax Court for the 2014 CIT, WHT and VAT assessments amounting to Rp107 billion.

In April 2022, Telkomsel received the Tax Court’s Verdict for the 2014 underpayment of WHT and VAT, which partially accepted Telkomsel’s appeal amounting to Rp66 billion. Telkomsel received the refund in April, May and June 2022, and charged the rejected portion of Rp4 billion in the 2022 consolidated statement of profit or loss.

In August 2022, Telkomsel received notifications that the Tax Authorities had filed a judicial review to the Supreme Court (“SC”) for the 2014 VAT amounting to Rp8 billion. Telkomsel had since submitted its contra memorandums for the Judicial Review in September 2022.

In February and March 2023, the SC fully rejected the judicial review claimed by the Tax Authorities on tax periods of 2014 VAT amounting to Rp8 billion. Thus, these cases have been legally enforced (in-kracht) and no additional tax payables for fiscal year 2014.

As at the authorization date of these consolidated financial statements, the result of appeal for CIT have not yet been received.

Income tax and VAT fiscal year 2015

In August 2019, Telkomsel received the tax underpayment assessment letters for the 2015 CIT, VAT and WHT in total amount of Rp385 billion (including penalty of Rp129 billion). Telkomsel accepted the portion of Rp35 billion, which was paid and charged as expense in the 2019 consolidated statement of profit or loss. Telkomsel also paid the remaining amount of underpayment and recorded it as claim for tax refund. In September 2019, Telkomsel filed an objection to the Tax Authorities for Rp350 billion.

In July 2020, Telkomsel received an objection decision letter from Tax Authorities that rejected all Telkomsel's objection.

In September 2020, Telkomsel filed an appeal to the Tax Court for the 2015 CIT, WHT and VAT assessments amounting to Rp350 billion.

In April and May 2022, Telkomsel received the Tax Court’s Verdict for the 2015 underpayment of WHT and VAT which partially accepted the Telkomsel’s appeal amounting to Rp53 billion. Telkomsel received the refund in April and May 2022, and charged the rejected portion of Rp3 billion in the 2022 consolidated statement of profit or loss.

In August 2022, Telkomsel received notifications that the Tax Authorities had filed a judicial review to the SC for the 2015 VAT amounting to Rp24 billion. Telkomsel had submitted its contra memorandums for the Judicial Review in August 2022.

During February to May 2023, Telkomsel received decision letters from SC, which fully rejected the Judicial Review claimed by the Tax Authorities for the tax periods of 2015 fiscal year VAT amounting to Rp24 billion. Telkomsel has received all final decisions, which are legally enforced (in-kracht) and thus, there are no additional tax payables for 2015 fiscal year VAT.

As at the authorization date of these consolidated financial statements, the results of appeal for CIT have not yet been received.

Income tax and VAT fiscal year 2018

In September 2022, Telkomsel received tax underpayment assessment letters for the 2018 CIT, VAT and WHT amounting to Rp160 billion (including penalty of Rp49 billion) in total. At the same time, Telkomsel also received tax assessment letters for 2018 VAT confirming tax overpayments in the amount of Rp40 billion.

On October 14, 2022, Telkomsel paid and accepted a portion of the CIT tax assessment of Rp165 million, and charged it as expense in the 2022 consolidated statements of profit or loss. Telkomsel also paid the remaining amount of tax assessment for CIT and VAT amounting to Rp57 billion, after netting-off with overpayment of Rp40 billion. Telkomsel recorded it as claim for tax refund in the consolidated statements of financial position.

On December 13, 2022, Telkomsel filed an objection to the Tax Authorities amounting to Rp120 billion for CIT, VAT and WHT.

In October 2023, Telkomsel received objection decision letters from Tax Authorities, which partially accepted Telkomsel’s objection for WHT and VAT as well as rejected the entire Telkomsel’s objection for CIT.

Telkomsel has fully received tax refunds amounting to Rp22 billion for WHT and VAT in October 2023 and charged the rejected portion of WHT and VAT amounting to Rp0.2 billion in total as expense in 2023 consolidated statement of profit or loss. Telkomsel has submitted an appeal for entire portion of CIT in January 2024.

h.    Deferred tax assets and liabilities

The details of the Group's deferred tax assets and liabilities are as follows:

	Deferred tax asset and liabilities		(Charged) credited to
	in financial position		profit or loss
	2022	2023	2022	2023
The Company
Allowance for expected credit losses	885	831	(10)	(54)
Net periodic pension and other
post-employment benefit costs	981	822	(25)	(196)
Difference between accounting and tax bases of property and equipment	805	430	174	(285)
Provision for employee benefits	293	299	(96)	7
Deferred installation fee	204	21	20	1
Land rights, intangible assets and others	23	29	1	6
Accrued expenses and provision for inventory obsolescence	85	86	13	5
Leases	(3)	—	1	1
Capitalization of contract cost	(48)	14	24	12
Total deferred tax assets	3,225	2,532	102	(503)

Telkomsel
Provision for employee benefits	1,220	1,385	33	168
Allowance for expected credit losses	144	205	(35)	61
Contract liabilities	—	400	—	217
Fair value measurement of financial instruments	(7)	—	542	7
Difference between accounting and tax bases of property and equipment	(155)	62	178	122
Leases	(774)	(976)	(58)	(201)
License amortization	(146)	(171)	6	(25)
Contract cost	—	(46)	—	5
Other financial instruments	85	125	(234)	41
Deferred tax assets of Telkomsel - net	367	984	432	395
Deferred tax assets of the other subsidiaries - net	777	704	171	(70)
Deferred tax liabilities of the other subsidiaries - net	(1,023)	(841)	(156)	187

Deferred tax expense			549	9
Total deferred tax assets - net	4,369	4,220
Total deferred tax liabilities - net	(1,023)	(841)

As of December 31, 2021, 2022 and 2023, the aggregate amounts of temporary differences associated with investments in subsidiaries and associated companies, for which deferred tax liabilities are not recognized were Rp25,480 billion, Rp23,652 billion and Rp79,511 billion, respectively.

Realization of the deferred tax assets is dependent upon the Group’s capability in generating future profitable operations. Although realization is not assured, the Group believes that it is probable that these deferred tax assets will be realized through reduction of future taxable income when temporary differences reverse. The amount of deferred tax assets is considered realizable; however, it can be reduced if actual future taxable income is lower than estimates.

i.    Administration

In October 2021, the Government also issued Law No.7/2021 on the Harmonization of Tax Regulations, which, among other things, regulates the rates of income tax and VAT. Starting January 1, 2022, the Group applies the income tax rate on employee taxable income in accordance with paragraph (1) letter a of Article 17 Chapter III, and starting April 1, 2022 the VAT rate changes to 11%. The Company ensures the readiness of the surrounding billing system, administrative and legal aspects of transactions, and builds intensive coordination between related units. concerned to prepare for the implementation of these rules.

In February 2022, the Government issued Government Regulation No. 9/2022 concerning the Second Amendment to Government Regulation No. 51/2008 concerning Income Tax on Income from Construction Services Business. The Company ensures administrative and legal aspects of transactions and builds solid coordination between related units to prepare for the application of the income tax rate rule for construction service businesses as stipulated in article 3 paragraph (1) of the regulation.

In June 2023, the Government issued Minister of Finance Regulation No. 66/PMK.03/2023 concerning Income Tax Treatment of Reimbursement or Compensation in Relation to Work or Services Received or Obtained in Kind and/or Enjoyment. The Company ensures administrative and legal aspects of transactions, and builds intensive coordination between related units to implement these rules.

In December 2023, the Government issued Government Regulation No. 58 of 2023 concerning Income Tax Withholding Rates Article 21 on Income in Connection with Work, Services or Activities of Individual Taxpayers as well as Regulation of the Minister of Finance No. 168 of 2023 concerning Guidelines for Implementing Tax Deductions on Income in Connection with Work, Services or Individual Activities which will come into effect from January 1, 2024. With this provision, there is a change in the mechanism for calculating Income Tax Article 21 for Employees which previously used progressive rates in accordance with Article 17 of the Law -The Income Tax Law uses the average effective rate (TER) for Article 21 Income Tax deductions as regulated in the government regulation. The Company ensures that there is intensive coordination between related units to implement these regulations.